Total Stock Market Index Portfolio
Schedule of Investments (unaudited)
As of September 30, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	54,685,907	3,225,922
Vanguard Extended Market Index Fund Admiral Shares	4,914,836	679,771
Total Investment Companies (Cost $2,532,337)		3,905,693
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.068% (Cost $1,244)	12,439	1,244
Total Investments (100.1%) (Cost $2,533,581)		3,906,937
Other Assets and Liabilities—Net (-0.1%)		(2,128)
Net Assets (100%)		3,904,809
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
B.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2021, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
C.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2021 Market Value ($000)
Vanguard Extended Market Index Fund	631,700	51,255	70,521	37,183	30,154	4,872	—	679,771
Vanguard Market Liquidity Fund	270	NA1	NA1	—	—	—	—	1,244
Vanguard Variable Insurance Funds—Equity Index Portfolio	2,830,882	270,247	165,041	85,274	204,560	39,750	118,761	3,225,922
Total	3,462,852	321,502	235,562	122,457	234,714	44,622	118,761	3,906,937
1	Not applicable—purchases and sales are for temporary cash investment purposes.